Investments in unconsolidated affiliated companies (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated affiliated companies

Caterpillar’s investments in unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2015	2014
Investments in equity method companies	$203	$248
Plus: Investments in cost method companies	43	9
Total investments in unconsolidated affiliated companies	$246	$257